Derivatives and Hedging (Details) - USD ($) $ in Thousands	Dec. 25, 2021	Dec. 26, 2020
Designated as Hedging Instrument
Derivative [Line Items]
Derivative Asset, Fair Value, Gross Asset	$ 3,822
Derivative Liability, Fair Value, Gross Liability	(2,320)	$ 0
Not Designated as Hedging Instrument
Derivative [Line Items]
Derivative Asset, Fair Value, Gross Asset	0
Derivative Liability, Fair Value, Gross Liability	0	(4,193)
Interest Rate Swap Agreement - 2021 Swap 1 | Designated as Hedging Instrument
Derivative [Line Items]
Derivative Liability, Fair Value, Gross Liability		0
Interest Rate Swap Agreement - 2021 Swap 2 | Designated as Hedging Instrument
Derivative [Line Items]
Derivative Liability, Fair Value, Gross Liability		0
Interest Rate Swap Agreement - 2021 Swap 3 | Designated as Hedging Instrument
Derivative [Line Items]
Derivative Liability, Fair Value, Gross Liability		0
Interest Rate Swap Agreement - 2018 Swap I | Not Designated as Hedging Instrument
Derivative [Line Items]
Derivative Asset, Fair Value, Gross Asset	0
Derivative Liability, Fair Value, Gross Liability	0
Interest Rate Swap Agreement - 2018 Swap II | Not Designated as Hedging Instrument
Derivative [Line Items]
Derivative Asset, Fair Value, Gross Asset	0
Derivative Liability, Fair Value, Gross Liability	0
Other Noncurrent Assets | Interest Rate Swap Agreement - 2021 Swap 1 | Designated as Hedging Instrument
Derivative [Line Items]
Derivative Asset, Fair Value, Gross Asset	1,513
Other Noncurrent Assets | Interest Rate Swap Agreement - 2021 Swap 2 | Designated as Hedging Instrument
Derivative [Line Items]
Derivative Asset, Fair Value, Gross Asset	2,250
Other Noncurrent Assets | Interest Rate Swap Agreement - 2021 Swap 3 | Designated as Hedging Instrument
Derivative [Line Items]
Derivative Asset, Fair Value, Gross Asset	59
Other Accrued Expenses | Interest Rate Swap Agreement - 2021 Swap 1 | Designated as Hedging Instrument
Derivative [Line Items]
Derivative Liability, Fair Value, Gross Liability	(170)
Other Accrued Expenses | Interest Rate Swap Agreement - 2021 Swap 2 | Designated as Hedging Instrument
Derivative [Line Items]
Derivative Liability, Fair Value, Gross Liability	(270)
Other Accrued Expenses | Interest Rate Swap Agreement - 2018 Swap I | Not Designated as Hedging Instrument
Derivative [Line Items]
Derivative Liability, Fair Value, Gross Liability		(709)
Other Accrued Expenses And Other Noncurrent Liabilities | Interest Rate Swap Agreement - 2021 Swap 3 | Designated as Hedging Instrument
Derivative [Line Items]
Derivative Liability, Fair Value, Gross Liability	$ (1,880)
Other non-current liabilities | Interest Rate Swap Agreement - 2018 Swap II | Not Designated as Hedging Instrument
Derivative [Line Items]
Derivative Liability, Fair Value, Gross Liability		$ (3,484)